Equity	12 Months Ended
Dec. 31, 2019
Disclosure of equity [abstract]
Equity
18. Equity
The following table shows the movement in the share capital:
(USD millions)	Jan 1, 2017	Movement in year	Dec 31, 2017	Movement in year	Dec 31, 2018	Movement in year	Dec 31, 2019

Share capital	972	– 3	969	– 25	944	– 8	936

Treasury shares	– 76	– 24	– 100	31	– 69	– 11	– 80

Outstanding share capital	896	– 27	869	6	875	– 19	856

The following table shows the movement in the shares:
		2019			2018			2017

Number of outstanding shares (in millions)	Note	Total Novartis shares	Total treasury shares [1]	Total outstanding shares	Total Novartis shares	Total treasury shares [1]	Total outstanding shares	Total Novartis shares	Total treasury shares [1]	Total outstanding shares

Balance at beginning of year		2 550.6	– 239.4	2 311.2	2 616.8	– 299.3	2 317.5	2 627.1	– 253.0	2 374.1

Shares canceled for capital reduction [2]		– 23.3	23.3		– 66.2	66.2		– 10.3	10.3

Shares acquired to be canceled [3]			– 60.3	– 60.3		– 23.3	– 23.3		– 66.2	– 66.2

Other share purchases [4]			– 1.7	– 1.7		– 1.2	– 1.2		– 3.8	– 3.8

Exercise of options and employee transactions [5]	18.8		5.5	5.5		7.8	7.8		4.6	4.6

Equity-based compensation [5]			9.4	9.4		7.4	7.4		8.8	8.8

Shares delivered to Alcon employees			0.9	0.9

Other share sales						3.0	3.0

Total movements		– 23.3	– 22.9	– 46.2	– 66.2	59.9	– 6.3	– 10.3	– 46.3	– 56.6

Balance at end of year		2 527.3	– 262.3	2 265.0	2 550.6	– 239.4	2 311.2	2 616.8	– 299.3	2 317.5

[1] Approximately 117.6 million treasury shares (2018: 121.6 million; 2017: 131.3 million) are held in Novartis entities that restrict their availability for use.
[2] Novartis reduced its share capital by canceling shares that were repurchased on the SIX Swiss Exchange second trading line during previous years.
[3] Shares repurchased on the SIX Swiss Exchange second trading line under a CHF 10 billion share buyback authority approved at the 2016 Annual General Meeting (AGM) for transactions before February 28, 2019, and under a new CHF 10 billion share buyback authority approved at the 2019 AGM for transactions after such date

[4] Shares acquired from employees, which were previously granted to them under the respective programs
[5] Shares delivered as a result of options being exercised and physical share deliveries related to equity-based participation plans

18.1) The amount available for distribution as a dividend to shareholders is based on the available distributable retained earnings of Novartis AG determined in accordance with the legal provisions of the Swiss Code of Obligations.
	2019	2018	2017

Dividend per share (in CHF)	2.85	2.80	2.75

Total dividend payment (in USD billion)	6.6	7.0	6.5

18.2) The following table summarizes the treasury shares movements:
		2019		2018		2017

	Note	Number of outstanding shares (in millions)	Equity impact USD m	Number of outstanding shares (in millions)	Equity impact USD m	Number of outstanding shares (in millions)	Equity impact USD m

Shares acquired to be canceled [1]		– 60.3	– 5 351	– 23.3	– 1 859	– 66.2	– 5 270

Other share purchases [2]		– 1.7	– 160	– 1.2	– 114	– 3.8	– 304

Purchase of treasury shares		– 62.0	– 5 511	– 24.5	– 1 973	– 70.0	– 5 574

Exercise of options and employee transactions [3]	18.8	5.5	210	7.8	434	4.6	255

Equity-based compensation [4,5]		9.4	833	7.4	756	8.8	612

Shares delivered to Alcon employees		0.9	18

Other share sales				3.0	263

Total		– 46.2	– 4 450	– 6.3	– 520	– 56.6	– 4 707

[1] Shares repurchased on the SIX Swiss Exchange second trading line under a CHF 10 billion share buyback authority approved at the 2016 AGM for transactions before February 28, 2019, and under a new CHF 10 billion share buyback authority approved at the 2019 AGM for transactions after such date

[2] Shares acquired from employees, which were previously granted to them under the respective programs
[3] Shares delivered as a result of options being exercised related to equity-based participation plans and the delivery of treasury shares. The average share price of the shares delivered was significantly below market price, reflecting the strike price of the options exercised.

[4] Equity-settled share-based compensation is expensed in the consolidated income statement in accordance with the vesting period of the share-based compensation plans. The value for the shares and options granted is credited to consolidated equity over the respective vesting period. In addition, tax benefits arising from tax-deductible amounts exceeding the expense recognized in the income statement are credited to equity.

[5] Included in 2017 is a USD 71 million impact related to the revaluation of deferred tax assets on equity-based compensation that were previously recognized through retained earnings. This revaluation resulted from the US tax reform legislation enacted on December 22, 2017. Refer to Note 12 for additional disclosures.

18.3) In 2019, Novartis entered into an irrevocable, non-discretionary arrangement with a bank to repurchase Novartis shares on the second trading line under its up-to USD 5 billion share buyback. Novartis was able to cancel this arrangement at any time but could be subject to a 90-day waiting period. The commitment under this arrangement therefore reflects the obligated purchases by the bank under such trading plan over a rolling 90-day period, or if shorter, until the maturity date of such trading plan.
As of December 31, 2019, this trading plan commitment was fully executed and expired, and as a consequence, there is no contingent liability related to this plan recognized.
In 2018 and 2017, Novartis entered into a similar irrevocable, non-discretionary arrangements with a bank to repurchase Novartis shares. The commitments under these arrangements reflected the expected purchases by the bank under such trading plans over a rolling 90-day period.
The commitment under this arrangement amounted to USD 284 million as of December 31, 2018.
As of December 31, 2017, this trading plan commitment was fully executed and expired, and as a consequence, there was no contingent liability related to this plan recognized.
18.4) Transaction costs of USD 253 million (2018: USD 79 million; 2017: USD nil) net of tax of USD 36 million (2018: USD 20 million; 2017: USD nil), that are directly attributable to the distribution (spin-off) of Alcon Inc. to Novartis shareholders and that would otherwise have been avoided, are recorded as a deduction from equity. See Note 1.
18.5) The impact of change in ownership of consolidated entities represents the excess of the amount paid to non-controlling interest over their carrying value and equity allocation to non-controlling interest due to change in ownership percentage.
18.6) Changes in non-controlling interests represent the impact on the non-controlling interest of transactions with minority shareholders, such as change in ownership percentage, dividend payments and other equity transactions.
18.7) Other movements includes, for subsidiaries in hyperinflationary economies, the impact of the restatement of the non-monetary assets and liabilities with the general price index at the beginning of the period as well as the restatement of the equity balances of the current year. In 2019, the amount recorded in equity related to hyperinflation accounting was USD 22 million (2018: USD 38 million; 2017: USD nil). See Note 29 for additional disclosures.
18.8) At December 31, 2019, the market maker held 13 million (2018: 11 million; 2017: 12 million) written call options, originally issued as part of the share-based compensation for associates, that have not yet been exercised. The weighted average exercise price of these options is USD 63.90 (2018: USD 62.70; 2017: USD 62.17), and they have contractual lives of 10 years, with remaining lives up to four years (2018: five years; 2017: six years).
In December 2018, Novartis entered into an agreement with the market maker for its employee options to repurchase a portion of the outstanding written call options that are not exercised in exchange for treasury shares. During 2019, this agreement was fully executed.